Impairment Charges	12 Months Ended
Dec. 31, 2014
Asset Impairment Charges [Abstract]
IMPAIRMENT CHARGES
3.             IMPAIRMENT CHARGES

During 2014, the Company’s Chemical Light reporting unit recorded a loss on impairment of certain amortizing intangible assets of $9.6 million. See Note 23 for fair value information on these assets.

During the third quarter of 2014, management conducted an annual review of tangible and intangible assets for impairment. Before assessing whether any of the Company’s reporting units’ goodwill was impaired, the Company first assessed whether any long-lived assets were impaired. This assessment determined that the CTI patent asset was impaired by approximately $5.3 million and that CTI trademarks and trade names were impaired by approximately $4.3 million. Therefore, the Company recorded a $9.6 million impairment loss on these CTI intangible assets during the third quarter of 2014.

The “step 1” goodwill impairment assessment was performed by comparing the fair value of each reporting unit containing goodwill to those reporting units’ carrying values. The Company’s Chemical Light and Specialty Products reporting units have goodwill assets. Since there are no quoted market prices for the Company’s reporting units, the fair value of the Company’s reporting units were determined using a discounted present value technique utilizing each reporting unit’s forecasted after-tax cash flows. The “step 1” test determined that the fair value of the both the Chemical Light reporting unit and the Specialty Products reporting unit exceeded its carrying value, and therefore the goodwill did not need to be tested further under what is commonly known as “step 2” of the goodwill impairment assessment.

Under “step 2” of a goodwill impairment assessment, the implied fair value of a reporting unit’s goodwill is compared with the carrying amount of that goodwill. If the carrying amount of the goodwill exceeds the implied fair value of that goodwill, that excess must be recognized as an impairment loss. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the implied amount of a reporting unit’s goodwill. Intangible assets are identified and valued during this process, such as customer relationships, patents, trade names, non-compete agreements, and the Company’s workforce.

During 2013, CTS recorded a goodwill impairment loss of $168,000 and a loss on impairment of certain amortizable intangible assets of $875,000. During 2012, CTI recorded a $47.1 million loss on goodwill impairment, a $281,000 loss on impairment of certain amortizing intangible assets and a $273,000 loss on impairment of certain manufacturing equipment. The Chemical Light’s trade name intangible asset was not considered to be impaired as of August 31, 2013 or as of August 31, 2012. See Note 23 for fair value information on these assets.

During 2013, management conducted a review of tangible and intangible assets for impairment. Before assessing whether any of our reporting units’ goodwill was impaired, the Company first assessed whether any non-goodwill assets were impaired. This assessment determined that the CTS patent asset was impaired by approximately $174,000, CTS trademarks and trade names were impaired by approximately $17,000, CTS customer relationships intangibles were impaired by approximately $650,000 and CTS non-compete agreements were impaired by approximately $34,000. Therefore, the Company recorded $875,000 of an impairment loss on these CTS intangible assets during the second quarter of 2013.

The “step 1” goodwill impairment assessment was performed by comparing the fair value of each reporting unit containing goodwill to those reporting units’ carrying values. The Chemical Light, Training, and Specialty Products reporting units have goodwill assets. Since there are no quoted market prices for our reporting units, the fair value of our reporting units were determined using a discounted present value technique utilizing each reporting unit’s forecasted after-tax cash flows. The “step 1” test determined that the carrying value of the CTS Training reporting unit exceeded its fair value, and, therefore, its goodwill needed to be tested further under what is commonly known as “step 2” of the goodwill impairment assessment. CTS did not pass the “step 1” test due to the inability to both gain traction with new products and services and attract new customers as initially planned when the reporting unit was acquired in December 2011.

Under “step 2” of the goodwill impairment assessment, the implied fair value of CTS Training’s goodwill was compared with the carrying amount of that goodwill. If the carrying amount of the goodwill exceeds the implied fair value of that goodwill, that excess must be recognized as an impairment loss. The implied fair value of goodwill was determined in the same manner as the amount of goodwill recognized in a business combination. The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the implied amount of the reporting unit’s goodwill. The Company identified several intangible assets that were valued during this process, including customer relationships, patents, trade names, non-compete agreements, and our workforce. The allocation process was performed only for purposes of goodwill impairment. The Company determined the fair value of these assets using various discounted cash flow-based methods that utilize assumptions such as the ability of these assets to generate future cash flows, present-value factors, income tax rates and customer attrition rates. The “step 1” calculated fair value of the CTS reporting unit was allocated to the CTS tangible and identifiable intangible assets of the CTS reporting unit at June 30, 2013 based upon the results of the “step 2” analysis, which included a full impairment to the CTS goodwill.